Note 15. Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Text Block]
NOTE 15 - RELATED PARTY TRANSACTIONS

Directors, executive officers and their affiliates are customers of and have banking transactions with the Bank in the ordinary course of business.  A summary of loan transactions with directors and executive officers, including their affiliates, is as follows:

	December 31,
	2011	2010
Balance, beginning of year	$2,146,858	$368,350
New loans	11,000	1,908,990
Departure of related party	(543,494)	-
Repayments	(564,815)	(130,482)

Balance, end of year	$1,049,549	$2,146,858

Deposits by directors and executive officers, including their affiliates, at December 31, 2011 and 2010 totaled $500,202 and $528,512, respectively.